UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

September 30, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—99.6%
			38,800	QLogic Corp. (a)	$667,360
	Aerospace & Defense—1.1%				1,159,390
	Dyncorp International, Inc.,			Construction & Engineering—2.6%
14,800	Class A (a)	$266,400	56,900	EMCOR Group, Inc. (a)	1,440,708
10,700	Triumph Group, Inc.	513,493	10,700	Michael Baker Corp. (a)	388,838
		779,893			1,829,546
	Auto Components—3.2%			Construction Materials—0.4%
81,700	Cooper Tire & Rubber Co.	1,436,286	71,800	Headwaters, Inc. (a)	277,866
18,100	Fuel Systems Solutions, Inc. (a)	651,419
14,000	Wonder Auto Technology, Inc. (a)	168,000		Consumer Finance—0.8%
		2,255,705	39,600	Ezcorp, Inc., Class A (a)	540,936
	Biotechnology—4.3%
84,100	Arqule, Inc. (a)	381,814		Containers & Packaging—2.3%
73,400	Cubist Pharmaceuticals, Inc. (a)	1,482,680	48,700	Boise, Inc. (a)	257,136
20,600	Human Genome Sciences, Inc. (a)	387,692	82,500	Temple-Inland, Inc.	1,354,650
16,500	Martek Biosciences Corp. (a)	372,735			1,611,786
42,100	PDL BioPharma, Inc.	331,748		Diversified Financial Services—0.8%
		2,956,669	27,200	Compass Diversified Holdings	284,784
	Building Products—0.6%		15,700	PHH Corp. (a)	311,488
11,200	Armstrong World Industries, Inc. (a)	385,952			596,272
				Diversified Telecommunication
	Capital Markets—0.9%			Services—0.6%
15,700	Fifth Street Finance C.orp	171,601	51,100	Premiere Global Services, Inc. (a)	424,641
	Knight Capital Group, Inc.,
20,600	Class A (a)	448,050		Electric Utilities—0.7%
		619,651	13,200	Central Vermont Public Service Corp.	254,760
	Chemicals—0.7%		8,300	Unisource Energy Corp.	255,225
48,700	Omnova Solutions, Inc. (a)	315,576			509,985
14,000	Spartech Corp.	150,780		Electrical Equipment—1.6%
		466,356	8,200	EnerSys (a)	181,384
	Commercial Banks—1.5%		13,200	Harbin Electric, Inc. (a)	222,816
40,400	CVB Financial Corp.	306,636	23,100	Thomas & Betts Corp. (a)	694,848
15,700	Oriental Financial Group, Inc.	199,390			1,099,048
18,100	Republic Bancorp, Inc., Class A	361,276		Energy Equipment & Services—1.0%
27,900	Wilshire Bancorp, Inc.	204,786	71,800	Cal Dive International, Inc. (a)	710,102
		1,072,088
	Commercial Services & Supplies—2.9%			Food & Staples Retailing—0.4%
9,100	Cornell Cos., Inc. (a)	204,204	15,500	Pricesmart, Inc.	290,625
37,100	Deluxe Corp.	634,410
67,600	Team, Inc. (a)	1,145,820		Food Products—3.6%
		1,984,434		American Italian Pasta Co.,
	Communications Equipment—4.6%		24,700	Class A (a)	671,346
120,400	3Com Corp. (a)	629,692	108,900	Del Monte Foods Co.	1,261,062
75,100	Aruba Networks, Inc. (a)	663,884	23,900	Fresh Del Monte Produce, Inc. (a)	540,379
45,400	Avocent Corp. (a)	920,258			2,472,787
46,200	EchoStar Corp., Class A (a)	852,852		Health Care Equipment & Supplies—3.0%
11,500	Oplink Communications, Inc. (a)	166,980	32,400	AngioDynamics, Inc. (a)	446,472
		3,233,666	24,700	Hill-Rom Holdings, Inc.	537,966
	Computers & Peripherals—1.7%		109,700	Symmetry Medical, Inc. (a)	1,137,589
69,300	Hutchinson Technology, Inc. (a)	492,030			2,122,027

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

September 30, 2009 (unaudited)

Shares		Value*	Shares		Value*

	Health Care Providers & Services—3.2%			Multiline Retail—1.1%
4,800	Amedisys, Inc. (a)	$209,424	58,600	99 Cents Only Stores (a)	$788,170
	Emergency Medical Services Corp.,
15,700	Class A (a)	730,050		Oil, Gas & Consumable Fuels—0.7%
10,700	Gentiva Health Services, Inc. (a)	267,607	19,000	CVR Energy, Inc. (a)	236,360
28,000	Healthspring, Inc. (a)	343,000	9,900	Global Partners L.P.	247,500
14,800	inVentiv Health, Inc. (a)	247,604			483,860
6,600	LHC Group, Inc. (a)	197,538		Paper & Forest Products—1.2%
9,700	RehabCare Group, Inc. (a)	210,393	23,100	Buckeye Technologies, Inc. (a)	247,863
		2,205,616	51,100	Glatfelter	586,628
	Hotels, Restaurants & Leisure—2.0%				834,491
17,300	Cracker Barrel Old Country Store, Inc.	595,120		Personal Products—0.7%
10,800	DineEquity, Inc.	267,300	18,100	Bare Escentuals, Inc. (a)	215,209
44,500	Steak N Shake Co. (a)	523,765	42,100	Prestige Brands Holdings, Inc. (a)	296,384
		1,386,185			511,593
	Household Durables—1.4%			Pharmaceuticals—4.1%
19,000	Helen of Troy Ltd. (a)	369,170	34,600	Medicis Pharmaceutical Corp., Class A	738,710
14,800	Tupperware Brands Corp.	590,816	34,600	Par Pharmaceutical Cos., Inc. (a)	744,246
		959,986		Valeant Pharmaceuticals
	Household Products—0.3%		47,800	International (a)	1,341,268
	Central Garden and Pet Co.,				2,824,224
21,400	Class A (a)	233,902		Professional Services—0.7%
			13,200	VSE Corp.	514,932
	Insurance—4.1%
17,566	American Physicians Capital, Inc.	506,077		Real Estate Investment Trusts
9,900	Assured Guaranty Ltd.	192,258		(REIT)—3.1%
4,100	Infinity Property & Casualty Corp.	174,168	29,700	American Capital Agency Corp.	844,965
17,300	Platinum Underwriters Holdings Ltd.	620,032	43,700	MFA Financial, Inc.	347,852
30,500	SeaBright Insurance Holdings, Inc. (a)	348,310	29,700	Ramco-Gershenson Properties	264,924
25,600	Stancorp Financial Group, Inc.	1,033,472	47,000	Redwood Trust, Inc.	728,500
		2,874,317			2,186,241
	IT Services—5.6%			Semiconductors & Semiconductor
14,800	Acxiom Corp. (a)	140,008		Equipment—4.9%
4,900	CACI International, Inc., Class A (a)	231,623	64,800	Cirrus Logic, Inc. (a)	360,288
23,100	CSG Systems International, Inc. (a)	369,831	46,200	Omnivision Technologies, Inc. (a)	752,136
32,200	SRA International, Inc., Class A (a)	695,198	37,100	Photronics, Inc. (a)	175,854
5,800	Syntel, Inc.	276,834	110,500	TriQuint Semiconductor, Inc. (a)	853,060
28,000	TNS, Inc. (a)	767,200	41,200	Volterra Semiconductor Corp. (a)	756,844
47,800	Wright Express Corp. (a)	1,410,578	42,100	Zoran Corp. (a)	484,992
		3,891,272			3,383,174
	Life Sciences Tools & Services—0.2%			Software—7.5%
19,000	Albany Molecular Research, Inc. (a)	164,540	78,100	Compuware Corp. (a)	572,473
			26,400	i2 Technologies, Inc. (a)	423,456
	Machinery—1.4%		12,400	Manhattan Associates, Inc. (a)	250,480
18,900	Chart Industries, Inc. (a)	408,051	97,300	Netscout Systems, Inc. (a)	1,314,523
9,900	NACCO Industries, Inc., Class A	594,693	66,800	Radiant Systems, Inc. (a)	717,432
		1,002,744	66,826	SonicWALL, Inc. (a)	561,338
	Media—0.5%		147,600	TIBCO Software, Inc. (a)	1,400,724
13,200	Scholastic Corp.	321,288			5,240,426
				Specialty Retail—12.1%
			10,700	Aaron’s, Inc.	282,480

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

September 30, 2009 (unaudited)

Shares		Value*

19,000	Aeropostale, Inc. (a)	$825,930	Notes to Schedule of Investments:
50,300	Asbury Automotive Group, Inc. (a)	637,804

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

79,200	Cabela’s, Inc. (a)	1,056,528
9,100	Cato Corp., Class A	184,639
33,800	Dress Barn, Inc. (a)	606,034
36,300	Finish Line, Inc., Class A	368,808
51,100	Genesco, Inc. (a)	1,229,977
13,200	J Crew Group, Inc. (a)	472,824
7,400	Jo-Ann Stores, Inc. (a)	198,542

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

10,700	Jos. A. Bank Clothiers, Inc. (a)	479,039
57,700	Kirkland’s, Inc. (a)	822,225
47,800	Lithia Motors, Inc., Class A	745,202
18,100	RadioShack Corp.	299,917
51,100	Select Comfort Corp. (a)	242,725
		8,452,674
	Textiles, Apparel & Luxury Goods—3.0%
83,300	Jones Apparel Group, Inc.	1,493,569
11,500	Maidenform Brands, Inc. (a)	184,690
9,100	Unifirst Corp.	404,495
		2,082,754
	Thrifts & Mortgage Finance—0.6%
34,600	Dime Community Bancshares	395,478

	Transportation Infrastructure—0.8%
65,200	Macquarie Infrastructure Co. LLC	587,452

	Wireless Telecommunication Services—1.1%
42,100	Syniverse Holdings, Inc. (a)	736,750

	Total Common Stock
	(cost—$60,499,425)	69,461,494
Principal
Amount
(000s)
	Repurchase Agreement—0.5%
$317	State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $317,000; collateralized by Fannie Mae, 5.45% due 10/18/21, valued at $324,075 including accrued interest (cost—$317,000)	317,000

	Total Investments
	(cost—$60,816,425)—100.1%	69,778,494

	Liabilities in excess of other assets—(0.1)%	(68,914)

	Net Assets—100.0%	$69,709,580

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective for a fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	9/30/09
Investments in Securities - Assets
Common Stock	$69,461,494	—	—	$69,461,494
Repurchase Agreement	—	$317,000	—	317,000
Total Investments in Securities	$69,461,494	$317,000	—	$69,778,494

Premier VIT NFJ Dividend Value Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Shares		Value*
	COMMON STOCK-98.6%
	Aerospace/Defense-4.5%
4,100	Boeing Co.	$140,790

	Commercial Banks-2.0%
1,300	PNC Financial Services Group, Inc.	63,167

	Commercial Services & Supplies-4.2%
3,400	R.R. Donnelley & Sons Co.	72,284
2,000	Waste Management Inc.	59,640
		131,924

	Communications Equipment-2.2%
1,800	Harris Corp.	67,680

	Computers & Peripherals-1.9%
500	International Business Machines Corp.	59,805

	Diversified Telecommunication Services-8.3%
2,300	AT&T, Inc.	62,123
1,903	CenturyTel, Inc.	63,941
2,000	Verizon Communications, Inc.	60,540
7,200	Windstream Corp.	72,936
		259,540

	Electric Utilities-1.9%
1,800	Edison International	60,444

	Energy Equipment & Services-4.0%
1,300	Diamond Offshore Drilling, Inc.	124,176

	Food & Drug Retailing-2.0%
4,200	SUPERVALU, Inc.	63,252

	Food Products-1.8%
2,176	Kraft Foods, Inc.	57,164

	Health Care Equipment & Supplies-3.9%
900	Becton Dickinson & Co.	62,775
1,600	Medtronic, Inc.	58,880
		121,655

	Household Products-1.9%
1,000	Kimberly-Clark Corp.	58,980

	Industrial Conglomerates-1.9%
800	3M Co.	59,040

	Insurance-6.0%
2,100	Allstate Corp.	64,302
1,600	MetLife, Inc.	60,912
1,300	Travelers Companies, Inc.	63,999
		189,213

Premier VIT NFJ Dividend Value Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Shares		Value*
	COMMON STOCK (continued)
	Leisure Equipment & Products-2.0%
3,400	Mattel, Inc.	$62,764

	Media-1.5%
1,900	The McGraw-Hill Companies, Inc.	47,766

	Multi-Utilities-1.9%
2,300	Ameren Corp.	58,144

	Office Electronics-1.8%
7,100	Xerox Corp.	54,954

	Oil, Gas & Consumable Fuels-13.7%
850	Chevron Corp.	59,865
1,300	ConocoPhillips	58,708
1,100	EnCana Corp.	63,371
1,900	Marathon Oil Corp.	60,610
1,100	Royal Dutch Shell PLC	62,909
1,100	Total SA	65,186
3,000	Valero Energy Corp.	58,170
		428,819

	Pharmaceuticals-9.7%
3,150	GlaxoSmithKline PLC ADR	124,457
1,000	Johnson & Johnson	60,890
7,200	Pfizer, Inc.	119,160
		304,507

	Real Estate Investment Trust (REIT)-4.1%
7,100	Annaly Capital Management Inc.	128,794

	Road & Rail-1.8%
1,300	Norfolk Southern Corp.	56,043

	Software-2.1%
2,500	Microsoft Corp.	64,725

	Specialty Retail-1.9%
2,300	Home Depot, Inc.	61,272

	Textiles, Apparel & Luxury Goods-2.0%
850	V. F. Corp.	61,565

	Thrifts & Mortgage Finance-3.8%
4,800	Hudson City Bancorp, Inc.	63,120
4,800	New York Community Bancorp, Inc.	54,816
		117,936
	Tobacco-5.8%
6,800	Altria Group, Inc.	121,108
1,350	Reynolds American, Inc.	60,102
		181,210

	Total Investments (cost-$2,828,966)-98.6%	3,085,329

	Other assets less liabilities-1.4%	44,058

	Net Assets-100.0%	$3,129,387

Premier VIT NFJ Dividend Value Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Notes to Schedule of Investments

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Glossary:
ADR—American Depositary Receipt

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective for a fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3-
	Level 1-	Other Significant	Significant	Value at
	Quoted Prices	Observable Inputs	Unobservable Inputs	9/30/09
Investments in Securities - Assets
Common Stock	$3,085,329	—	—	$3,085,329

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—54.4%
			23,200	Ingersoll-Rand PLC	$711,544
	Aerospace & Defense—3.0%				2,027,012
29,200	General Dynamics Corp.	$1,886,320		Metals & Mining—0.9%
23,200	Lockheed Martin Corp.	1,811,456	15,400	Freeport-McMoRan Copper & Gold, Inc.	1,056,594
		3,697,776
	Auto Components—0.5%			Oil, Gas & Consumable Fuels—6.7%
25,400	Johnson Controls, Inc.	649,224	44,700	ConocoPhillips	2,018,652
			32,200	EOG Resources, Inc.	2,689,022
	Beverages—1.2%		43,400	PetroHawk Energy Corp. (h)	1,050,714
25,000	PepsiCo, Inc.	1,466,500	56,800	XTO Energy, Inc.	2,346,976
					8,105,364
	Biotechnology—2.6%			Pharmaceuticals—3.5%
66,600	Gilead Sciences, Inc. (h)	3,102,228	14,600	Abbott Laboratories	722,262
			42,900	Merck & Co., Inc.	1,356,927
	Capital Markets—2.2%		42,900	Teva Pharmaceutical Industries Ltd. ADR	2,169,024
3,800	BlackRock, Inc.	823,916			4,248,213
4,100	Goldman Sachs Group, Inc.	755,835		Road & Rail—1.9%
35,000	Morgan Stanley	1,080,800	40,600	Union Pacific Corp.	2,369,010
		2,660,551
	Chemicals—1.0%			Semiconductors & Semiconductor Equipment—4.8%
16,500	Monsanto Co.	1,277,100	165,000	Applied Materials, Inc.	2,211,000
			186,300	Intel Corp.	3,645,891
	Computers & Peripherals—4.2%				5,856,891
27,300	Apple, Inc. (h)	5,060,601		Software—4.6%
			122,000	Microsoft Corp.	3,158,580
	Diversified Financial Services—2.1%		116,200	Oracle Corp.	2,421,608
59,100	JPMorgan Chase & Co.	2,589,762			5,580,188
				Specialty Retail—0.8%
	Food Products—1.7%		47,200	Gap, Inc.	1,010,080
46,000	Kraft Foods, Inc., Class A	1,208,420
21,500	Nestle S.A. ADR	917,835		Technology—1.2%
		2,126,255	38,800	Accenture PLC, Class A	1,446,076
	Health Care Equipment & Supplies—0.9%
26,600	St. Jude Medical, Inc. (h)	1,037,666		Textiles, Apparel & Luxury Goods—0.9%
			17,600	Nike, Inc., Class B	1,138,720
	Health Care Providers & Services—1.7%
26,000	Express Scripts, Inc. (h)	2,017,080		Thrifts & Mortgage Finance—0.5%
			87,600	MGIC Investment Corp. (h)	649,116
	Household Products—0.9%
16,900	Energizer Holdings, Inc. (h)	1,121,146		Tobacco—1.2%
			49,600	Altria Group, Inc.	883,376
	Insurance—1.2%		7,000	Lorillard, Inc.	520,100
17,500	Aflac, Inc.	747,950			1,403,476
14,070	Prudential Financial, Inc.	702,234
		1,450,184		Total Common Stock
	Internet Software & Services—2.5%			(cost—$63,065,143)	66,221,083
6,200	Google, Inc., Class A (h)	3,074,270

	Machinery—1.7%
30,800	Illinois Tool Works, Inc.	1,315,468

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

Principal	Principal
Amount	Amount	Credit Rating
(000)	Value*	(000)	(Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—21.0%
Freddie Mac, CMO,
Fannie Mae, CMO, FRN,	$173	0.393%, 7/15/19, FRN	$169,508
$224	0.306%, 7/25/37	$202,138	173	0.393%, 8/15/19, FRN	169,478
66	4.158%, 5/25/35	67,716	23	0.693%, 11/15/30, FRN	23,001
Fannie Mae, MBS,	26	2.251%, 2/25/45, FRN	24,812
43	2.451%, 9/1/40, FRN	43,523	153	6.00%, 8/15/32	165,400
98	3.105%, 8/1/35, FRN	99,161	152	6.00%, 9/15/32	162,638
595	4.083%, 5/1/36, FRN	598,062	Freddie Mac, MBS,
16	4.489%, 9/1/39, FRN	16,289	2	3.384%, 7/1/30, FRN	2,468
226	5.00%, 6/1/18 (g)	239,648	107	5.00%, 11/1/18	113,671
587	5.00%, 4/1/21	619,032	40	6.00%, 3/1/16	42,714
435	5.00%, 10/1/23	456,254	313	6.00%, 9/1/27	333,778
422	5.00%, 12/1/23	443,651	1,800	6.00%, TBA (d)	1,899,562
17	5.00%, 5/1/36	17,757	Ginnie Mae, CMO, FRN,
1,900	5.00%, TBA (d)	1,992,032	16	0.746%, 9/20/30	15,989
30	5.50%, 6/1/16	32,207	Ginnie Mae, MBS,
52	5.50%, 1/1/17	55,504	93	3.75%, 2/20/32, FRN	94,684
59	5.50%, 3/1/17	62,874	35	4.125%, 10/20/29, FRN	35,526
13	5.50%, 9/1/20	13,470	238	4.375%, 5/20/30, FRN	244,256
18	5.50%, 7/1/21	19,444	48	4.625%, 7/20/30, FRN	49,419
259	5.50%, 11/1/21	275,229	8	6.00%, 11/20/28	9,080
558	5.50%, 2/1/22	590,694	3	6.00%, 11/20/31	2,736
275	5.50%, 9/1/23	290,978	365	6.00%, 6/20/34	388,854
139	5.50%, 6/1/38	145,422	Small Business Administration
3,300	5.50%, TBA (d)	3,447,626	Participation Certificates,
163	6.00%, 6/1/16	174,685	803	4.524%, 2/10/13	827,969
2	6.00%, 7/1/16	2,545	1,262	4.625%, 2/1/25, ABS	1,322,360
3	6.00%, 8/1/16	3,027	1,268	4.684%, 9/10/14, ABS	1,305,911
7	6.00%, 10/1/16	7,050	1,024	4.87%, 12/1/24, ABS	1,081,860
109	6.00%, 12/1/16	116,724	2,322	4.90%, 1/1/23, ABS	2,444,504
5	6.00%, 1/1/17	5,061	1,071	4.95%, 3/1/25, ABS	1,134,702
4	6.00%, 2/1/17	4,481	717	5.11%, 4/1/25, ABS	759,109
17	6.00%, 3/1/17	17,862
55	6.00%, 4/1/17	59,054	Total U.S. Government Agency Securities
14	6.00%, 5/1/17	15,416	(cost—$24,948,640)	25,597,949
3	6.00%, 7/1/17	3,511
51	6.00%, 11/1/17	55,289	CORPORATE BONDS & NOTES—14.6%
117	6.00%, 3/1/27	124,943
293	6.00%, 8/1/27	312,124	Airlines—1.7%
366	6.00%, 12/1/37	387,160	United Air Lines, Inc. (b)(e),
564	6.00%, 1/1/39	597,276	1,861	8.03%, 1/1/13	B3/B	2,037,586
Federal Home Loan Bank,	269	11.56%, 5/27/24 (a)(c)(i)	NR/NR	377
100	3.375%, 6/24/11	104,060	2,037,963
Freddie Mac,
500	1.125%, 6/1/11	502,626
500	5.00%, 4/18/17	552,355

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

Principal				Principal
Amount		Credit Rating		Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*	(000)		(Moody’s/S&P)	Value*

	Banking—2.1%				Bear Stearns Cos. LLC,
	ANZ National International Ltd. (a)(c),			$200	6.40%, 10/2/17	Aa3/A+	$217,574
$100	6.20%, 7/19/13	Aa2/AA	$109,422	200	6.95%, 8/10/12	Aa3/A+	222,637
	Barclays Bank PLC (a)(c),				CIT Group, Inc. (j),
80	10.179%, 6/12/21	Baa1/A	105,146	€100	5.00%, 5/13/14	Ca/D	88,433
	Citibank N.A.,				Citigroup Capital XXI, (converts to
100	1.625%, 3/30/11	Aaa/AAA	101,132		FRN on 12/21/37),
300	1.875%, 5/7/12	Aaa/AAA	301,987	$1,200	8.30%, 12/21/77	Baa3/B+	1,066,500
200	1.875%, 6/4/12	Aaa/AAA	201,322		Citigroup Funding, Inc.,
	Lloyds TSB Bank PLC (a)(c),			700	2.25%, 12/10/12	Aaa/AAA	709,425
100	2.30%, 4/1/11	Aaa/AAA	101,544		Citigroup, Inc.,
500	2.80%, 4/2/12	Aaa/AAA	509,674	500	2.125%, 4/30/12	Aaa/AAA	507,076
	Resona Bank Ltd. (a)(c)(f),			100	5.50%, 8/27/12	A3/A	102,997
100	5.85%, 4/15/16	A2/BBB	86,500	100	5.50%, 4/11/13	A3/A	102,333
	Royal Bank of Scotland PLC (a)(c),			100	5.85%, 7/2/13	A3/A	101,801
100	3.00%, 12/9/11	Aaa/AAA	102,950	100	8.50%, 5/22/19	A3/A	112,884
	Wachovia Corp.,				Countrywide Financial Corp., FRN,
100	0.419%, 3/15/11, FRN	A1/AA-	99,313	€200	1.251%, 11/23/10	A2/A	290,726
100	5.625%, 10/15/16	A2/A+	104,404		Ford Motor Credit Co. LLC,
200	5.75%, 2/1/18	A1/AA-	211,671	$100	3.26%, 1/13/12, FRN	Caa1/CCC+	90,000
	Wells Fargo & Co. (f),			150	7.25%, 10/25/11	Caa1/CCC+	145,681
100	7.98%, 3/15/18	Ba3/A-	91,000		General Electric Capital Corp.,
	Wells Fargo Bank,			500	2.25%, 3/12/12	Aaa/AAA	509,029
400	4.75%, 2/9/15	Aa3/AA-	405,592	200	3.00%, 12/9/11	Aaa/AAA	206,992
			2,531,657	100	5.875%, 1/14/38	Aa2/AA+	91,708
	Biotechnology—0.3%			100	6.875%, 1/10/39	Aa2/AA+	104,733
	Amgen, Inc.,				GMAC, Inc. (a)(c),
300	6.90%, 6/1/38	A3/A+	365,202	400	7.50%, 12/31/13	Ca/CCC	350,000
	Diversified Manufacturing—0.2%				Goldman Sachs Group, Inc.,
	General Electric Co.,			400	5.625%, 1/15/17	A2/A-	402,974
300	5.25%, 12/6/17	Aa2/AA+	307,875	100	6.15%, 4/1/18	A1/A	105,191
	Energy—0.1%			500	6.75%, 10/1/37	A2/A-	516,015
	NGPL PipeCo LLC (a)(c),				HSBC Capital Funding L.P. (a)(c)(f),
100	6.514%, 12/15/12	Baa3/BBB-	109,710	1,000	9.547%, 6/30/10	A3/A-	1,010,000
	Financial Services—7.7%				International Lease Finance Corp.,
	Allstate Life Global Funding Trusts,			100	6.375%, 3/25/13	Baa3/BBB+	80,196
100	5.375%, 4/30/13	A1/AA-	106,440		JPMorgan Chase & Co.,
	American Express Co.,			100	6.00%, 1/15/18	Aa3/A+	107,332
200	7.00%, 3/19/18	A3/BBB+	220,016	100	7.90%, 4/30/18 (f)	A2/BBB+	96,017
	American Express Credit Corp.,				LeasePlan Corp. NV,
200	0.396%, 10/4/10, FRN	A2/BBB+	197,490	€100	3.125%, 2/10/12	Aaa/AAA	149,944
100	5.875%, 5/2/13	A2/BBB+	106,027		Lehman Brothers Holdings, Inc. (e),
	Bank of America Corp.,			$300	5.625%, 1/24/13	NR/NR	52,875
200	6.00%, 9/1/17	A2/A	202,347		Merrill Lynch & Co., Inc.,
				200	0.704%, 7/25/11, FRN	A2/A	194,647
				100	6.875%, 4/25/18	A2/A	105,170

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

Principal				Principal
Amount		Credit Rating		Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*	(000)		(Moody’s/S&P)	Value*

				U.S. TREASURY BONDS & NOTES—3.7%
	Morgan Stanley,
$100	3.25%, 12/1/11	Aaa/AAA	$104,028		U.S. Treasury Bonds & Notes,
400	6.75%, 4/15/11	A2/A	426,510	$200	0.875%, 12/31/10		$200,859
	SMFG Preferred Capital GBP 1 Ltd. (f),			100	0.875%, 2/28/11		100,383
£100	6.164%, 1/25/17	A2/BBB+	130,529	100	0.875%, 3/31/11		100,336
			9,334,277	1,000	0.875%, 5/31/11		1,002,383
	Healthcare & Hospitals—0.2%			50	1.00%, 7/31/11		50,143
	Roche Holdings, Inc. (a)(c),			300	1.00%, 8/31/11		300,527
$100	7.00%, 3/1/39	A2/AA-	124,131	900	1.00%, 9/30/11		900,703
	UnitedHealth Group, Inc.,			400	3.00%, 9/30/16		401,594
100	4.875%, 2/15/13	Baa1/A-	103,937	100	4.25%, 5/15/39		103,453
			228,068	1,200	4.50%, 8/15/39		1,293,750
	Insurance—0.4%
	American International Group, Inc.,				Total U.S. Treasury Bonds & Notes
€100	4.00%, 9/20/11	A3/A-	138,156		(cost—$4,387,303)		4,454,131
$200	8.25%, 8/15/18	A3/A-	169,966
	Principal Life Income Funding Trusts,			MORTGAGE-BACKED SECURITIES—1.6%
100	5.30%, 4/24/13	Aa3/A+	102,589
100	5.55%, 4/27/15	Aa3/A+	100,688		Banc of America Funding Corp., CMO, FRN,
			511,399	160	3.487%, 5/25/35	NR/AAA	150,243
	Oil & Gas—1.0%				Bear Stearns Alt-A Trust, CMO, VRN,
	Petroleos Mexicanos,			46	5.49%, 9/25/35	Ba1/AA-	28,802
200	8.00%, 5/3/19	Baa1/BBB+	228,400		Bear Stearns Commercial Mortgage
	Sonat, Inc.,				Securities, CMO,
500	7.625%, 7/15/11	Ba3/BB-	510,234	100	5.703%, 6/11/50	NR/AAA	94,864
	Suncor Energy, Inc.,				Countrywide Home Loan Mortgage Pass
400	6.10%, 6/1/18	Baa1/BBB+	418,027		Through Trust, CMO, FRN,
	TransCanada Pipelines Ltd.,			60	5.25%, 2/20/36	Baa3/AA+	40,525
100	7.625%, 1/15/39	A3/A-	127,603		Credit Suisse Mortgage Capital
			1,284,264		Certificates, CMO, VRN,
	Pharmaceuticals—0.2%			1,300	6.423%, 2/15/41	NR/AAA	1,064,668
	Novartis Capital Corp.,				Greenpoint Mortgage Pass-Through
200	4.125%, 2/10/14	Aa2/AA-	211,189		Certificates, CMO, FRN,
	Telecommunications—0.4%			84	3.895%, 10/25/33	NR/AAA	69,377
	AT&T, Inc.,				GS Mortgage Securities Corp. II,
20	4.95%, 1/15/13	A2/A	21,324		CMO, VRN,
	Cellco Partnership (a)(c),			100	5.999%, 8/10/45	Aaa/BBB-	82,647
400	5.25%, 2/1/12	A2/A	427,131		Harborview Mortgage Loan Trust,
	Qwest Corp.,				CMO, VRN,
50	7.50%, 6/15/23	Ba1/BBB-	45,500	93	5.144%, 7/19/35	Baa2/BBB+	57,870
			493,955		JPMorgan Chase Commercial Mortgage
	Utilities—0.3%				Securities Corp., CMO,
	Electricite De France S.A. (a)(c),			200	5.44%, 6/12/47	Aaa/AAA	171,839
100	5.50%, 1/26/14	Aa3/A+	109,732		Morgan Stanley Capital I, CMO, VRN,
100	6.50%, 1/26/19	Aa3/A+	114,581	100	6.076%, 6/11/49	NR/AAA	87,766
100	6.95%, 1/26/39	Aa3/A+	123,896		Prime Mortgage Trust, CMO, FRN,
			348,209	8	0.646%, 2/25/19	NR/AAA	7,988
				26	0.646%, 2/25/34	NR/AAA	23,517
	Total Corporate Bonds & Notes				Wachovia Bank Commercial Mortgage
	(cost—$16,633,452)		17,763,768		Trust, CMO, VRN,
				100	5.416%, 1/15/45	Aaa/AAA	87,807
					Total Mortgage-Backed Securities
					(cost—$1,989,175)		1,967,913

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

Principal				Principal
Amount		Credit Rating		Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*	(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—0.5%				SOVEREIGN DEBT OBLIGATION—0.1%

	Illinois—0.1%				France—0.1%
	Chicago Transit Auth. Rev., Ser. B,				Societe Financement de l’Economie
$100	6.899%, 12/1/40	Aa3/AA+	$112,060		Francaise,
				€100	2.125%, 5/20/12
	Texas—0.3%				(cost—$136,141)	Aaa/AAA	$147,546
	Lower Colorado River Auth. Rev., (AMBAC)
360	5.00%, 5/15/33	A1/A	363,888	SHORT-TERM INVESTMENTS—2.9%
					Corporate Notes—1.4%
	Washington—0.1%				Banking—1.0%
	State, GO, Ser. F (NPFGC),				ICICI Bank Ltd., FRN (a)(c),
200	zero coupon, 12/1/20	Aa1/AA+	130,558	$300	1.05%, 1/12/10	Baa2/BBB-	294,000
					KeyBank NA, FRN (a)(c),
	Total Municipal Bonds & Notes			100	2.598%, 6/2/10	A2/A	99,520
	(cost—$573,424)		606,506		Korea Development Bank, FRN,
				800	0.43%, 4/3/10	A2/A	791,460
PREFERRED STOCK—0.5%							1,184,980

Shares					Financial Services—0.2%
	Financial Services—0.5%				Countrywide Financial Corp.,
68	DG Funding Trust, FRN (a)(b)(c)			100	4.50%, 6/15/10	A2/A	101,056
	2.848% (cost—$716,526)	Aaa/AAA	578,850		Morgan Stanley, FRN,
				100	2.55%, 5/14/10	A2/A	101,096
ASSET-BACKED SECURITIES—0.4%							202,152

Principal					Oil & Gas—0.2%
Amount					Citigroup Global Markets Deutschland
(000)					AG for OAO Gazprom
	Citigroup Mortgage Loan Trust, Inc., FRN,			300	10.50%, 10/21/09	Baa1/BBB	301,530
$306	0.356%, 3/25/37	Baa2/BBB-	230,404		Total Corporate Notes
	SLM Student Loan Trust, FRN,				(cost—$1,697,293)		1,688,662
174	0.494%, 10/27/14	Aaa/AAA	174,021
92	0.494%, 10/25/18	Aaa/AAA	91,966		U.S. Government Agency Security—0.0%
					Small Business Administration
	Total Asset-Backed Securities				Participation Certificates,
	(cost—$572,672)		496,391	9	7.449%, 8/1/10 (cost—$9,081)		9,393

CONVERTIBLE PREFERRED STOCK—0.3%					Repurchase Agreements—1.5%
				263	State Street Bank & Trust Co.,
Shares					dated 9/30/09, 0.01%, due
	Automobiles—0.0%				10/1/09, proceeds $263,000;
	Motors Liquidation Co., Ser. B (e),				collateralized by Fannie Mae,
4,000	5.25%, 3/6/32	WR/NR	14,400		5.00% due 5/20/24, valued at
	Financial Services—0.2%				$272,250 including accrued
	Wells Fargo & Co., Ser. L,				interest		263,000
300	7.50%, 12/31/49	Ba3/A-	267,900
	Insurance—0.1%
	American International Group, Inc.,
6,600	8.50%, 8/1/11	Ba2/NR	76,230

	Total Convertible Preferred Stock
	(cost—$520,656)		358,530

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

Principal Amount (000)		Value*	Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

			SECURITIES SOLD SHORT—(3.2)%
$1,540	State Street Bank & Trust Co.,
	dated 9/30/09, 0.01%, due			Fannie Mae, MBS (d),
	10/1/09, proceeds $1,540,000;		$3,000	5.50%, TBA	Aaa/AAA	$(3,137,814)
	collateralized by Fannie Mae,		700	6.00%, TBA	Aaa/AAA	(736,938)
	5.45% due 10/18/21, valued at
	$1,575,675 including accrued			Total Securities Sold Short
	interest	$1,540,000		(proceeds received—$3,865,641)		(3,874,752)

	Total Repurchase Agreements			Total Investments net of options
	(cost—$1,803,000)	1,803,000		written and securities sold short
				(cost—$113,084,551)—96.8%		117,783,295
	Total Short—Term Investments
	(cost—$3,509,374)	3,501,055		Other assets less other liabilities—3.2%		3,849,775

	Total Investments before options			Net Assets—100.0%		$121,633,070
	written and securities sold short
	(cost—$117,052,506)—100.0%	121,693,722

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued each business day by an independent pricing service or dealer quotations. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments initially valued

OPTIONS WRITTEN (h)—(0.0)%

Contracts/
Notional
Amount
	Call Options—(0.0)%
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
1,000,000	strike rate 3.0%, expires 11/23/09	(3,123)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
9	strike price $120, expires 11/20/09	(5,625)
1	strike price $121, expires 11/20/09	(359)
		(9,107)

	Put Options—(0.0)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
2,700,000	strike rate 3.75%, expires 11/23/09	(1,473)
2,000,000	strike rate 5.0%, expires 6/15/10	(7,500)
2,000,000	strike rate 5.50%, expires 8/31/10	(8,589)
4,000,000	strike rate 5.80%, expires 6/28/10	(8,615)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1	strike price $115, expires 11/20/09	(391)
		(26,568)

	Total Options Written (premiums received—$102,314)	(35,675)

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2009 (unaudited)

in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s NAV is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

CBOT—Chicago Board of Trade
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2009.
GO—General Obligation Bond
GBP/£—British Pound
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
OTC—Over the Counter
TBA—To Be Announced
VRN—Variable Rate Note. Instruments whose interest rates
change on specified date (such as a coupon date or interest
payment date) and/or whose interest rates vary with changes
in a designated base rate (such as the prime interest rate).
The interest rate disclosed reflects the rate in effect on
September 30, 2009.
WR—Withdrawn Rating

(a) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,357,164, representing 3.6% of net assets.

(b) Illiquid.

(c) 144A Security — Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) When-issued or delayed-delivery. To be settled/delivered after September 30, 2009.

(e) In default.

(f) Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(g) All or partial amount segregated as collateral for futures contracts.

(h) Non-income producing.

(i) Fair-valued — Securities with an aggregate value of $377, representing less than 0.005% of net assets.

(j) Issuer filed for bankruptcy on November 1, 2009.

Glossary:
ABS—Asset Backed Securities
ADR—American Depositary Receipt
AMBAC—insured by American Municipal Bond Assurance Corp.

Other Investments:

(A)  Futures contracts outstanding at September 30, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)
Long:	Euribor Futures	1	$363	12/14/09	$1,622
	Euribor Futures	2	724	3/15/10	3,747
	Financial Futures British Pound—90 day	1	199	12/16/09	5,329
	Financial Futures British Pound—90 day	2	390	12/15/10	981
	Financial Futures British Pound—90 day	2	395	6/16/10	1,974
	Financial Futures British Pound—90 day	1	198	3/17/10	1,435
	Financial Futures British Pound—90 day	1	194	3/16/11	148
	Financial Futures British Pound—90 day	2	392	9/15/10	1,431
	Financial Futures Euro—90 day	35	8,717	12/14/09	46,100
	Financial Futures Euro—90 day	6	1,491	3/15/10	35,925
	Financial Futures Euro—90 day	10	2,476	6/14/10	15,513
	Financial Futures Euro—90 day	2	493	9/13/10	1,813
	Financial Futures Euro—90 day	11	2,702	12/13/10	7,125
	U.S. Treasury Bonds 30 yr. Futures	1	121	12/21/09	2,859
	U.S. Treasury Notes 2 yr. Futures	1	217	12/31/09	(47)
	U.S. Treasury Notes 10 yr. Futures	8	947	12/21/09	11,734
					$137,689

The Portfolio pledged $102,000 in cash as collateral for futures contracts.

(B)  Transactions in options written for the nine months ended September 30, 2009:

		Notional
	Contracts	Amount	Premiums
Options outstanding, December 31, 2008	17	$6,200,000	$197,891
Options written	62	14,700,000	131,260
Options terminated in closing transactions	—	(6,500,000)	(193,120)
Options expired	(68)	(2,700,000)	(33,717)
Options outstanding, September 30, 2009	11	$11,700,000	$102,314

(C) Credit default swap agreements:

Buy Protection swap agreements outstanding at September 30, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	Depreciation
Goldman Sachs:
Dow Jones CDX IG-12 5 Year Index	$200	1.10%	6/20/14	(1.00)%	$804	$2,121	$(1,317)

Sell Protection swap agreements outstanding at September 30, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Paid(Received)	(Depreciation)
Barclays Bank:
Dow Jones CDX IG-9 5 Year Index 30-100%	$292	0.23%	12/20/12	0.76%	$4,815	—	$4,815
General Electric Capital Corp.	500	1.64%	3/20/11	0.62%	(7,312)	—	(7,312)
General Electric Capital Corp.	400	1.96%	12/20/12	0.64%	(15,969)	—	(15,969)
Citigroup:
General Electric Capital Corp.	100	2.03%	3/20/14	3.85%	7,486	—	7,486
SLM Corp.	100	8.87%	3/20/13	4.85%	(10,748)	—	(10,748)
SLM Corp.	100	8.73%	12/20/13	5.00%	(11,497)	$(14,250)	2,753
Credit Suisse First Boston:
The Procter & Gamble Co.	800	0.41%	6/20/14	1.00%	21,655	7,344	14,311
Deutsche Bank:
American Express	100	1.23%	3/20/13	1.75%	1,784	—	1,784
Dow Jones CDX IG-9 5 Year Index 30-100%	292	0.23%	12/20/12	0.71%	4,357	—	4,357
General Electric Capital Corp.	100	2.02%	12/20/13	4.75%	10,667	—	10,667
General Electric Capital Corp.	100	2.02%	12/20/13	4.90%	11,250	—	11,250
Merrill Lynch & Co.:
Ford Motor Co.	100	6.78%	12/20/09	5.00%	(257)	(35,000)	34,743
International Lease Financial Corp.	100	9.20%	12/20/13	5.00%	(12,361)	(16,750)	4,389
Royal Bank of Scotland:
CIT Group*	100	29.11%	3/20/13	5.17%	(32,209)	—	(32,209)
					$(28,339)	$(58,656)	$30,317

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

* Issuer filed for bankruptcy on November 1, 2009.

(D) Interest rate swap agreements outstanding at September 30, 2009:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	Value	Paid(Received)	(Depreciation)
Bank of America	$800	12/16/10	3-Month USD-LIBOR	3.00%	$17,225	$16,728	$497
Bank of America	200	12/16/11	3-Month USD-LIBOR	3.00%	5,786	4,646	1,140
Barclays Bank	BRL 400	1/4/10	BRL-CDI-Compounded	11.36%	632	—	632
Barclays Bank	$2,400	2/4/11	3-Month USD-LIBOR	3.00%	78,451	(23,604)	102,055
Barclays Bank	2,300	7/7/11	3-Month USD-LIBOR	3.60%	116,056	—	116,056
Barclays Bank	1,200	8/5/11	3-Month USD-LIBOR	3.45%	55,222	—	55,222
BNP Paribas	€600	10/15/10	5-Year French CPI Ex Tobacco Daily Reference Index	2.09%	34,835	(426)	35,261
BNP Paribas	€100	3/18/14	6-Month EUR-LIBOR	4.50%	14,063	(1,507)	15,570
Deutsche Bank	AUD 100	6/15/11	3-Month Australian Bank Bill	4.50%	(771)	274	(1,045)
Goldman Sachs	BRL 100	1/4/10	BRL-CDI-Compounded	11.47%	301	—	301
HSBC Bank	£100	9/15/13	6-Month GBP-LIBOR	5.10%	13,121	(248)	13,369
Merrill Lynch & Co.	BRL 300	1/4/10	BRL-CDI-Compounded	11.43%	762	—	762
Merrill Lynch & Co.	BRL 200	1/4/10	BRL-CDI-Compounded	12.95%	4,470	174	4,296
Merrill Lynch & Co.	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	3,710	—	3,710
Merrill Lynch & Co.	BRL 300	1/2/12	BRL-CDI-Compounded	12.54%	5,126	(2,008)	7,134
Morgan Stanley	BRL 100	1/4/10	BRL-CDI-Compounded	12.67%	1,531	(147)	1,678
Morgan Stanley	BRL 400	1/4/10	BRL-CDI-Compounded	12.78%	7,982	426	7,556
Morgan Stanley	$2,100	12/16/10	3-Month USD-LIBOR	3.00%	45,215	44,013	1,202
Morgan Stanley	13,400	8/5/11	3-Month USD-LIBOR	3.45%	616,641	507,860	108,781
Royal Bank of Canada	CAD 300	12/19/23	3-Month CAD Bank Bill	5.80%	5,225	1,677	3,548
Royal Bank of Scotland	£100	3/18/14	6-Month GBP-LIBOR	5.25%	14,533	(78)	14,611
Royal Bank of Scotland	$100	12/16/14	3-Month USD-LIBOR	4.00%	5,583	2,138	3,445
Royal Bank of Scotland	600	2/4/11	3-Month USD-LIBOR	3.00%	19,612	17,521	2,091
Royal Bank of Scotland	CAD 600	12/18/24	3-Month CAD Bank Bill	5.70%	6,725	(411)	7,136
UBS	BRL 100	1/4/10	BRL-CDI-Compounded	12.41%	1,494	(173)	1,667
UBS	AUD 1,700	6/15/11	3-Month Australian Bank Bill	4.50%	(13,103)	919	(14,022)
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.58%	(6,224)	(7,170)	946
UBS	AUD 500	9/15/12	6-Month Australian Bank Bill	6.00%	258	—	258
					$1,054,461	$560,604	$493,857

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CDI—Inter-Bank Deposit Certificate

CPI—Consumer Price Index

EUR/€—Euro

GBP/£—British Pound

LIBOR—London Inter-Bank Offered Rate

(E)  Forward foreign currency contracts outstanding at September 30, 2009:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	September 30, 2009	(Depreciation)
Purchased:
109,000 Australian Dollar settling 11/5/09	Royal Bank of Scotland PLC	$94,740	$95,939	$1,199
597,465 Brazilian Real settling 10/2/09	Citigroup	291,375	335,353	43,978
597,465 Brazilian Real settling 2/2/10	Deutsche Bank	310,452	328,344	17,892
69,000 Canadian Dollar settling 10/29/09	Citigroup	63,794	64,290	496
77,660 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	11,500	11,368	(132)
77,841 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA	11,500	11,395	(105)
91,746 Chinese Yuan Renminbi settling 8/25/10	HSBC Bank USA	13,500	13,463	(37)
466,610 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	69,000	68,304	(696)
180,120 Chinese Yuan Renminbi settling 8/25/10	JPMorgan Chase	26,500	26,431	(69)
169,778 Chinese Yuan Renminbi settling 8/25/10	Morgan Stanley	25,000	24,913	(87)
17,630 Malaysian Ringgit settling 11/12/09	Bank of America	5,000	5,085	85
38,830 Malaysian Ringgit settling 11/12/09	Barclays Bank	11,000	11,200	200
17,650 Malaysian Ringgit settling 11/12/09	Royal Bank of Scotland PLC	5,000	5,091	91
15,878 Singapore Dollar settling 11/18/09	Deutsche Bank	11,000	11,265	265
14,428 Singapore Dollar settling 11/18/09	HSBC Bank USA	10,000	10,236	236
6,190,000 South Korean Won settling 11/18/09	Deutsche Bank	5,000	5,251	251
13,678,500 South Korean Won settling 11/18/09	JPMorgan Chase	11,000	11,603	603
6,183,750 South Korean Won settling 11/18/09	Morgan Stanley	5,000	5,245	245
359,260 Taiwan Dollar settling 11/16/09	Goldman Sachs & Co.	11,000	11,271	271
360,360 Taiwan Dollar settling 11/16/09	HSBC Bank USA	11,000	11,305	305
Sold:
597,465 Brazilian Real settling 10/2/09	Deutsche Bank	317,294	335,353	(18,059)
1,000 Canadian Dollar settling 10/29/09	Royal Bank of Canada	916	932	(16)
153,000 Euro settling 10/8/09	Barclays Bank	219,173	223,639	(4,466)
183,000 Euro settling 10/8/09	BNP Paribas Bank	262,057	267,490	(5,433)
210,000 Great Britain Pound settling 10/28/09	BNP Paribas Bank	350,664	335,826	14,838
6,574,000 Japanese Yen settling 10/20/09	Royal Bank of Canada	72,481	73,432	(951)
1,245,000 Japanese Yen settling 10/20/09	Royal Bank of Scotland PLC	13,649	13,907	(258)
				$50,646

The Portfolio received $650,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of a fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolio utilized multi-dimensional relational pricing model techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	9/30/09
Investments in Securities - Assets
Common Stock	$66,221,083	—	—	$66,221,083
U.S. Government Agency Securities	—	$25,597,949	—	25,597,949
Corporate Bonds & Notes:
Airlines	—	—	$2,037,963	2,037,963
All other	—	15,725,805	—	15,725,805
U.S. Treasury Bonds & Notes	—	4,454,131	—	4,454,131
Mortgage-Backed Securities	—	1,967,913	—	1,967,913
Municipal Bonds & Notes	—	606,506	—	606,506
Preferred Stock	—	578,850	—	578,850
Asset-Backed Securities	—	496,391	—	496,391
Convertible Preferred Stock:
Automobiles	—	14,400	—	14,400
All other	344,130	—	—	344,130
Sovereign Debt Obligations	—	147,546	—	147,546
Short-Term Investments	—	3,501,055	—	3,501,055
Total Investments in Securities - Assets	$66,565,213	$53,090,546	$2,037,963	$121,693,722
Investments in Securities - Liabilities
Options Written, at value	$(6,375)	$(29,300)	—	$(35,675)
Securities Sold Short, at value	—	(3,874,752)	—	(3,874,752)
Total Investments in Securities - Liabilities	$(6,375)	$(3,904,052)	—	$(3,910,427)

Other Financial Instruments*	$137,689	$573,503	—	$711,192
Total Investments in Securities	$66,696,527	$49,759,997	$2,037,963	$118,494,487

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended September 30, 2009, was as follows:

					Total Change
	Beginning	Net	Accrued		in Unrealized	Transfers in
	Balance	Purchases(Sales)	Discounts	Total Realized	Appreciation/	and/or out	Ending Balance
	12/31/08	and Settlements	(Premiums)	Gain(Loss)	Depreciation	of Level 3	9/30/09
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$1,824,078	—	—	—	$213,885	—	$2,037,963
Total Investments in Securities - Assets	$1,824,078	—	—	—	$213,885	—	$2,037,963

Other Financial Instruments*	$33,129	—	—	—	—	$(33,129)	—
Total Investments in Securities	$1,857,207	—	—	—	$213,885	$(33,129)	$2,037,963

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of investments, which the Portfolio held at September 30, 2009 was $213,885.

Financial Derivative Instruments-FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Portfolio may sometimes use derivatives for hedging purposes, the Portfolio reflects derivatives at fair value.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2009.

Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument, except for options written which are stated at value:

Derivatives Fair Value
Interest rate contracts	$595,871
Foreign exchange contracts	50,646
Credit contracts	29,000
Total	$675,517

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

September 30, 2009 (unaudited)

Shares		Value*	Shares		Value*

COMMON STOCK—97.4%
				Electronic Equipment, Instruments
	Air Freight & Logistics—1.4%			& Components—2.0%
65,200	UTi Worldwide, Inc.	$944,096	35,434	Amphenol Corp., Class A	$1,335,153

	Airlines—1.7%			Energy Equipment & Services—1.5%
	Continental Airlines, Inc.,		22,000	National-Oilwell Varco, Inc. (a)	948,860
66,430	Class B (a)	1,092,109
				Health Care Providers
	Auto Components—2.6%			& Services—6.1%
100,000	Goodyear Tire & Rubber Co. (a)	1,703,000	17,100	DaVita, Inc. (a)	968,544
			10,000	Express Scripts, Inc. (a)	775,800
	Biotechnology—3.4%		39,982	Health Net, Inc. (a)	615,723
15,377	Biogen Idec, Inc. (a)	776,846		Laboratory Corp. of
29,400	United Therapeutics Corp. (a)	1,440,306	16,450	America Holdings (a)	1,080,765
		2,217,152	21,678	Psychiatric Solutions, Inc. (a)	580,103
	Capital Markets—2.0%				4,020,935
36,812	Ameriprise Financial, Inc.	1,337,380		Hotels, Restaurants & Leisure—2.3%
			70,100	International Game Technology	1,505,748
	Chemicals—5.7%
25,000	Ashland, Inc.	1,080,500		Household Durables—0.8%
10,091	CF Industries Holdings, Inc.	870,147	50,000	Pulte Homes, Inc.	549,500
63,640	Nalco Holding Co.	1,303,984
8,700	PPG Industries, Inc.	506,427		Household Products—0.6%
		3,761,058	7,000	Clorox Co.	411,740
	Commercial Banks—2.9%
4,720	PNC Financial Services Group, Inc.	229,345		Independent Power Producers
29,864	SVB Financial Group (a)	1,292,215		& Energy Traders—0.8%
29,038	TCF Financial Corp.	378,656	19,300	NRG Energy, Inc. (a)	544,067
		1,900,216
	Commercial Services & Supplies—1.0%			Industrial Conglomerates—1.7%
27,200	Pitney Bowes, Inc.	675,920	60,000	Textron, Inc.	1,138,800

	Communications Equipment—4.8%			Insurance—5.9%
41,800	Ciena Corp. (a)	680,504	27,239	Aflac, Inc.	1,164,195
48,867	CommScope, Inc. (a)	1,462,589	10,910	Assurant, Inc.	349,775
15,000	Research In Motion Ltd. (a)	1,013,250	24,200	Reinsurance Group of America, Inc.	1,079,320
		3,156,343	15,895	RenaissanceRe Holdings Ltd.	870,410
	Computers & Peripherals—1.0%		10,800	StanCorp Financial Group, Inc.	435,996
25,500	NetApp, Inc. (a)	680,340			3,899,696
				IT Services—1.8%
	Consumer Finance—1.7%			Cognizant Technology Solutions
30,304	Capital One Financial Corp.	1,082,762	30,000	Corp., Class A (a)	1,159,800

	Diversified Consumer Services—1.7%			Life Sciences Tools
15,050	Apollo Group, Inc., Class A (a)	1,108,734		& Services—0.4%
				Pharmaceutical Product
	Electric Utilities—1.0%		11,730	Development, Inc.	257,356
25,475	Allegheny Energy, Inc.	675,597

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

September 30, 2009 (unaudited)

Shares		Value*	Shares		Value*

	Machinery—3.2%			Specialty Retail—6.4%
12,000	Flowserve Corp.	$1,182,480	21,800	Advance Auto Parts, Inc.	$856,304
18,428	Joy Global, Inc.	901,866	24,300	Bed Bath & Beyond, Inc. (a)	912,222
		2,084,346	15,780	GameStop Corp., Class A (a)	417,697
	Media—1.0%		19,200	PetSmart, Inc.	417,600
	World Wrestling Entertainment,		19,747	TJX Cos., Inc.	733,601
46,300	Inc., Class A	648,663	27,653	Urban Outfitters, Inc. (a)	834,291
					4,171,715
	Metals & Mining—0.8%			Thrifts & Mortgage Finance—1.2%
12,000	U.S. Steel Corp.	532,440	110,000	MGIC Investment Corp. (a)	815,100

	Multi-Utilities—2.4%			Tobacco—2.6%
12,500	PG&E Corp.	506,125	23,100	Lorillard, Inc.	1,716,330
10,800	SCANA Corp.	376,920
30,200	Vectren Corp.	695,808		Trading Companies & Distributors—1.8%
		1,578,853	27,100	MSC Industrial Direct Co., Class A	1,181,018
	Oil, Gas & Consumable Fuels—6.3%
17,365	Comstock Resources, Inc. (a)	695,989		Transportation Infrastructure—1.4%
33,800	Energy Transfer Partners L.P.	1,438,190	40,000	Aegean Marine Petroleum Network, Inc.	900,000
11,446	EXCO Resources, Inc. (a)	213,926
42,707	PetroHawk Energy Corp. (a)	1,033,936		Total Common Stock
15,300	Range Resources Corp.	755,208		(cost—$51,108,380)	64,103,812
		4,137,249
	Paper & Forest Products—1.0%		Principal
18,540	Weyerhaeuser Co.	679,491	Amount
			(000s)
	Personal Products—1.1%			Repurchase Agreement—1.7%
22,000	Avon Products, Inc.	747,120	$1,113	State Street Bank & Trust Co., dated
				9/30/09, 0.01%, due 10/1/09, proceeds
	Professional Services—0.9%			$1,113,000; collateralized by Fannie
13,500	FTI Consulting, Inc. (a)	575,235		Mae, 5.45% due 10/18/21, valued at
				$1,139,850 including accrued interest
	Real Estate Investment Trusts			(cost—$1,113,000)	1,113,000
	(REIT)—2.4%
28,949	Annaly Capital Management, Inc.	525,135		Total Investments
34,500	Nationwide Health Properties, Inc.	1,069,155		(cost—$52,221,380)—99.1%	65,216,812
		1,594,290
	Road & Rail—3.5%			Other assets less liabilities—0.9%	579,009
22,365	Union Pacific Corp.	1,304,998
52,344	Werner Enterprises, Inc.	975,168		Net Assets—100.0%	$65,795,821
		2,280,166
	Semiconductors & Semiconductor
	Equipment—5.9%
54,200	ASML Holding NV	1,602,694
35,300	KLA-Tencor Corp.	1,265,858
67,241	NVIDIA Corp. (a)	1,010,632
		3,879,184
	Software—0.7%
25,000	Electronic Arts, Inc. (a)	476,250

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

September 30, 2009 (unaudited)

Notes to Schedule of Investments

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) Non-income producing.

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                   Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•                   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                   Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of a fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	9/30/09
Investments in Securities - Assets
Common Stock	$64,103,812	—	—	$64,103,812
Repurchase Agreement	—	$1,113,000	—	1,113,000
Total Investments in Securities	$64,103,812	$1,113,000	—	$65,216,812

Item 2.    Controls and Procedures

(a)   The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2009